Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Future Minimum Contractual Lease Income (Net of Commissions)

Amount
2019	$122,339
2020	40,860
2021	55,430
2022	55,457
2023	55,457
Thereafter	208,173
Total minimum lease revenue, net of commissions	$537,716